ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Graphex Group Limited (formerly known as Earthasia International Holdings Limited) (the “Company”) was incorporated as an exempted Company with limited liability in the Cayman Islands on November 25, 2013. On April 9, 2021, the Company’s name was changed to Graphex Group Limited. The registered office address of the Company is Windward 3, Regatta Office Park, P.O. Box 1350, Grand Cayman KY1-1108, Cayman Islands.

Graphex Group Limited and its subsidiaries are collectively referred to as the “Group” with headquarters in the Hong Kong Special Administrative Region (“Hong Kong”) of the People’s Republic of China. The principal activities of the Group are landscape architecture mainly in Hong Kong and Mainland China, catering business in Mainland China, and graphene products business in Mainland China.

Recent developments

Issuance of convertible notes

On January 19, and May 24, 2021, the Company entered into the Subscription Agreement and supplemental agreement with the Subscriber for the issue of convertible notes and warrants up to the aggregate principal amount not exceeding US$15 million. As of December 31, 2021, the Company has completed the issue of convertible notes and received proceeds in the aggregate amount of US$8,090,000, which will mature in 2023. During the year ended December 31, 2021, convertible notes with principal amount of US$2,250,000 (equivalent HK$17,437,500) were converted into shares at conversion price of HK$0.65 and the Company allotted and issued a total of 26,826,921 conversion shares to the convertible note holder.

On January 10, 2022, the Company has completed the issue of convertible notes and received proceeds in the aggregate amount of US$15 million. During the year ended December 31, 2022, convertible notes with principal amount of US$4,240,000 (equivalent HK$32,861,000) were converted into shares at conversion price of HK$0.65 and the Company allotted and issued a total of 50,553,843 conversion shares to the convertible note holder.

Subsequent to December 31, 2022, convertible notes with principal amount of US$7,830,000 (equivalent HK$60,682,500) were converted into shares at conversion price of HK$0.65 and the Company allotted and issued a total of 93,357,690 conversion shares to the convertible note holder.

Share options granted

On January 28, 2021, 25,500,000 shares options were granted to certain eligible participants, out of which 24,000,000 share options were granted to certain directors of the Group.

Closure of restaurant

On August 1, 2021, Chengdu Taihaowei Catering Co. Ltd., an indirect non-wholly owned subsidiary of the Company, which is engaged in catering business through operating a Thai cuisine restaurant in the mainland China has decided to cease its operations due to its ongoing loss-making position coupled with weakened demand of customers and uncertain business prospects since the outbreak of the novel coronavirus pandemic. Impairment loss of property, plant and equipment and other assets of HK$3,490,000 for the year ended December 31, 2021 was arisen from the cease of operations of a restaurant in Chengdu, China in August 2021.

Extension of Promissory Note

On December 9, 2021, the Company and the Subscriber of Promissory Note signed the Agreement for the extension of term of Promissory Note. Pursuant to the agreement, the Subscriber shall surrender the Promissory Note to the Company in exchange for the Company re-issuing the Extended Promissory Note with maturity date extended from August 6, 2023 to August 6, 2026 and subject to fulfilment of the conditions precedent, the Company granted a subscription right to the Subscriber, under which the Company shall allot and issue to the Subscriber, 323,657,534 Preference Shares at the Subscription Price of HK$0.73 per Preference Share, with an aggregated Subscription Price of HK$236,270,000, which has a fair value of HK$184,485,000. The aggregated Subscription Price shall be satisfied in full by setting off against the Company’s obligation to repay part of the Extended Promissory Note. On March 24, 2022, the Company’s EGM approved the issuance of Preference shares under Specific Mandate. Pursuant to the Agreement for the extension of term of Promissory Note, the Company shall allot and issue to the Subscriber, 323,657,534 Preference Shares at the Subscription Price of HK$0.73 per Preference Share, with an aggregated Subscription Price of HK$236,270,000, which has a fair value of HK$184,485,000. The aggregated Subscription Price shall be satisfied in full by setting off against the Company’s obligation to repay part of the Extended Promissory Note. On March 25, 2022, the Company issued 323,657,534 preference shares to the Promissory Note holder for setting off against the Company’s obligation to repay part of the extended Promissory Note, there was no cash proceeds from the issue of preference shares.

Signing of MOU for investment

On February 14, 2022, the Company entered into a non-legally binding Memorandum of Understanding with the Jixi Mashan Government in relation to a proposed strategic investment project (the “Project”) of which the Company intends to make an investment for setting up graphite deep processing and production lines within the Jixi (Mashan) Graphite Industrial Park with the intention to produce and process an annual output of 30,000 metric tons of high-purity spherical graphite and 10,000 metric tons of anode materials. It is intended that the Company will invest RMB200 million in the Project.

Signing of JV agreement

On May 30, 2022, Graphex Technologies, LLC (“Graphex Tech”), an indirect wholly-owned subsidiary of the Company and Emerald Energy Solutions LLC (“EES”), an independent third party, entered into an agreement in relation to the JV formation. Upon formation, Graphex Tech will initially own one-third and EES will initially own two-third of the JV membership interest. Pursuant to the agreement, (i) EES granted to Graphex Tech the call option for purchasing 30 JV units (representing one-third of the JV membership interest) from EES in consideration for 35,000,000 consideration shares; and (ii) Graphex Tech granted EES the put option for requiring Graphex Tech to purchase 30 JV units (representing one-third of the JV membership interest) from EES in consideration for 35,000,000 consideration shares.

On November 8, 2022, the Company entered into a supplement to the limited liability company agreement (the “JV Agreement”) of Graphex Michigan I, LLC (the “JV”), the joint venture between Graphex Technologies, LLC, a subsidiary of the Company, and Emerald Energy Solutions LLC (“EES”). The JV Agreement provides, among other matters, for call and put options for the purchase 50% of the interests in the JV currently held by EES for the issuance and delivery by the Company of 35 million ordinary shares of the Company. Upon the closing of either option, the ownership of the JV would change to 66-2/3% by Graphex Technologies, LLC and 33-1/3% by EES.

The supplement to the JV Agreement provides a termination date for the call and put options under the JV Agreement that is two years after the date that the Company has obtained shareholder approval for the issuance of 35 million ordinary shares of the Company.

American Depositary Shares (“ADSs”) listed on the NYSE American LLC stock exchange market.

On August 17, 2022, the Company began its American Depositary Shares (ADSs) trading on the NYSE American Exchange under the ticker symbol “GRFX”. On August 19, 2022, the Company issued an aggregate 4,695,653 American Depositary Shares (ADSs), representing 93,913,060 underlying shares or 14.78% of the issued ordinary shares immediately following the closing, to an underwriter at the gross offer price to the public of US$2.5 per ADS (equivalent to approximately HK$0.9798 per underlying ordinary shares) in relation to its public offering and uplisting of the ADSs on the NYSE American Exchange. On August 26, 2022, the underwriter exercised the over-allotment option. The Company issued 704,347 option ADSs (representing 14,086,940 underlying shares), representing 2.17% of the issued ordinary shares immediately following the closing in respect of the over-allotment option, at the gross offer price to the public of US$2.5 per ADS (equivalent to approximately HK$0.9798 per underlying share).

Signing of letter of Intent

On November 13, 2022, the Company entered into a non-binding letter of intent (“LOI”) with Northern Graphite Corporation (TSXV: NGC) (OTCQB: NGPH) (FSE: ONG) (XSTU: ONG). The intent of the LOI is to aggregate Northern’s raw material supply capabilities with the Company’s proven downstream processing expertise to solve an industry wide supply-demand gap by delivering an end-to-end supply of graphite from mine to battery while simultaneously on-shoring a critical mineral supply chain to North America.

Signing of MOU

On December 7, 2022, the Company entered into a non-binding Memorandum of Understanding (“MOU”) with Reforme Group Pty Ltd (“Reforme”), a private mining and development group involved in developing processing, to create a strategic alliance joint venture (JV) to provide key feedstock and critical minerals and processing technologies for the production of electric vehicle (EV) Li-ion power batteries to the global EV industry. An initial focus of the JV will be an already identified graphite opportunity in Australia where critical mineral mining and processing momentum is accelerating quickly.

Adoption of 2023 Share Award Scheme

On February 6, 2023, the Company terminated of the existing share award and share option scheme and adopted 2023 share award scheme with effective from February 6, 2023 in order to provide Eligible Participants with equity incentives.

Possible Acquisition

On February 13, 2023, the Company entered into the MOU pursuant to which the Company expressed an interest to purchase no more than 25.991% equity interest in a Target Company. Pursuant to the MOU, the Company expressed an interest to purchase not more than 25.991% equity interest in a Target Company and the purchase price of the Possible Acquisition will be determined by the parties upon further negotiation. The Target Company is a sino-foreign joint venture established in the PRC that integrates research and development, production and sales into one industrial chain for deep processing of graphite.

Corporate Structure

Particulars of the Company’s principal subsidiaries are as follows:

			Percentage of equity attributable to the Group
Name	Place of incorporation or establishment/ form of legal entity	Issued ordinary/ registered capital	Direct	Indirect	Principal activities
Earthasia Holdings Limited	British Virgin Islands/limited liabilities Company	US$100 (HK$780)	100%	-	Investment holding
Earthasia (International) Limited (“EAI”)	Hong Kong/limited liabilities Company	HK$69,199,400 (US$8,871,718)	-	100%	Landscape architecture
烯石創新科技有限公司 (“Graphex Innovation and Technology Limited”)# (Formerly known as 宥盛資本有限公司, “Upworth Capital Limited”)	Hong Kong/limited liabilities Company	HK$623,837,138 (US$79,979,120)	-	100%	Investment holding
Think High Global Limited	British Virgin Islands/limited liabilities Company	US$1 (HK$7.8)	-	100%	Investment holding
泛亞景觀設計(上海)有限公司 (“Earthasia (Shanghai)Co., Ltd.”)# (“EASH”)	Mainland China/ wholly foreign owned enterprise	US$10,000,000 (HK$78,000,000)	-	100%	Landscape architecture
Earthasia Limited	Hong Kong/limited liabilities Company	HK$10,000 (US$1,282)	-	100%	Landscape architecture
泛亞城市規劃設計 (上海)有限公司 (“Earthasia Design (Shanghai) Co., Ltd.”)#	Mainland China/ wholly domestic owned enterprise	RMB21,000,000 (HK$22,935,765, US$2,940,483)	-	100%	Landscape architecture
泛亞國際環境設計 (廈門)有限公司 (“Earthasia (Xiamen) Co., Ltd.”)# (“EAXM”)	Mainland China/ wholly domestic owned enterprise	RMB1,000,000 (HK$1,271,941, US$163,069)	-	100%	Landscape architecture

前海泛亞景觀設計(深圳)有限公司 (“Earthasia (QianHai) Limited”)# (“EASZ”)	Mainland China/ wholly foreign owned enterprise	RMB5,000,000 (US$761,675)	-	100%	Interior design and landscape architecture
泛亞設計諮詢（青島）有限公司 (“Earthasia Design Consultant (QingDao) Limited”)# (“EAQD”)	Mainland China/wholly domestic owned enterprise	RMB540,000 (HK$636,820, US$81,644)	-	100%	Dormant
泛亞景觀設計(長春) 有限公司 (“Earthasia (Changchun) Company Limited”)# (“EACC”)	Mainland China/domestic owned enterprise	RMB2,000,000 (HK$2,232,642, US$286,236)	-	51%	Dormant
上海泛艾景觀設計有限公司 (“Shanghai Fan Ai Co. Ltd”)#	Mainland China/ wholly domestic owned enterprise	RMB17,650,000 (HK$19,734,406, US$2,530,052)	-	100%	Dormant
Carbonaphene Holdings Ltd	British Virgin Islands/limited liabilities Company	US$100 (HK$780)	100%	-	Investment holding
Yummy Food Holdings Limited	Hong Kong/limited liabilities Company	HK$1,307,150 (US$167,583)	-	100%	Dormant
上海景築文化旅遊發展有限 公 司 (“Shanghai Jingzhu Cultural Tourism Development Limited”)#	Mainland China/wholly domestic owned enterprise	RMB18,650,000 (HK$20,932,785, US2,683,690)	-	100%	Dormant
Happy Growth Group Limited (“Happy Growth”)	British Virgin Islands/limited liabilities Company	US$1 (HK$7.8)	-	100%	Investment holding
Nice Apex Limited (“Nice Apex”)	Hong Kong/limited liabilities Company	HK$1 (US$0.1)	-	100%	Dormant
Allied Apex Limited (“Allied Apex”)	Hong Kong/limited liabilities Company	HK$28,917,656 (US$3,707,392)	-	100%	Investment holding
上海湠奧新材料科技有限公司 (“Shanghai Tanao New Materials Technology Company Ltd.”)# (“Shanghai Tanao”)	Mainland China/ wholly foreign owned enterprise	HK$100,000,000 (US$12,820,513)	-	100%	Sale of graphene products
黑龍江省烯石新材料科技有限公司 (“Heilongjiang Province Graphex New Material Technology Company Limited”)# (“Graphex New Material”)	Mainland China/wholly domestic owned enterprise	RMB10,000,000 (HK$11,163,206, US$1,431,180)	-	100%	Dormant
黑龍江省牡丹江農墾湠奧石墨烯深加工有限公司 (“Heilongjiang Mudanjiang Nongken Tanao Graphene Deep Processing Company Limited”)# (“Jixi Company”)	Mainland China/ wholly domestic owned enterprise	RMB50,000,000 (HK$55,816,030, US$7,155,901)	-	100%	Manufacturing and sale of graphene products
烯石（黑龍江）新能源科技有限公司 (“Graphex (Heilongjiang) New Energy Technology Ltd”)# (“Graphex New Energy”)	Mainland China/wholly foreign owned enterprise	US$10,000,000 (HK$78,000,000)	-	100%	Dormant
Thai Gallery HK Limited (“Thai Gallery HK”)	Hong Kong/limited liabilities Company	HK$100 (US$12.8)	-	51%	Investment holding
Thai Gallery SRL (“Thai SRL”)	Italy/limited liabilities Company	EUR20,000 (HK$184,502, US$23,654)	-	51%	Dormant
Graphex Technologies, LLC	USA/ Wholly owned	-	-	100%	Marketing of graphene products
成都泰廊餐飲有限公司 (“Chengdu Thai Gallery Catering Company Limited”)# (“Chengdu Thai”)	Mainland China/ wholly domestic owned enterprise	RMB4,000,000 (HK$4,465,282, US$572,472)	-	51%	Dormant
成都泰好味餐飲有限公司 (“Chengdu Taihaowei Catering Company Limited”)# (“Chengdu Taihaowei”)	Mainland China/ wholly domestic owned enterprise	RMB5,000,000 (HK$5,581,603, US$715,590)	-	51%	Dormant
Le Colonial Company Limited (“1929 HK”)	Hong Kong/limited liabilities Company	HK$100(US$12.8)	-	100%	Dormant
壹玖貳玖(成都)餐飲有限公司 (“1929 (Chengdu) Catering Company Limited”)# (“1929 Chengdu”)	Mainland China/ wholly foreign owned enterprise	RMB500,000 (HK$558,160, US$71,559)	-	100%	Dormant
苏州工业园区文律阁酒店管理有限公司 (“Suzhou Industrial Park Wenlvge Hotel Management Co., Ltd.”)# (“Wenlvge”)	Mainland China/domestic owned enterprise	RMB5,000,000 (HK$5,667,697, US$726,628)	-	51%	Dormant
泰歡餐飲管理(上海)有限公司 (“Thai Joy F&B Management (Shanghai) Co., Ltd.”)# (“Thai Gallery SH”)	Mainland China/wholly foreign owned enterprise	RMB5,000,000 (HK$5,667,697, US$726,628)	-	51%	Catering Management

#	The English names of these companies represent the best effort made by the management of the Company to directly translate their Chinese names as these companies do not register any official English names.

EASH, EASZ, Thai Gallery SH, 1929 Chengdu, Graphex New Energy and Shanghai Tanao are registered as wholly foreign-owned enterprises under the law of the People’s Republic of China.